Annual Total Returns [BarChart] - Parnassus Mid Cap Growth Fund - Investor Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.01%)
Annual Return 2012	26.04%
Annual Return 2013	34.22%
Annual Return 2014	14.68%
Annual Return 2015	0.26%
Annual Return 2016	13.46%
Annual Return 2017	16.08%
Annual Return 2018	(9.73%)
Annual Return 2019	29.82%
Annual Return 2020	28.61%